STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 1.8%
Aptiv PLC	15,727	[a]	1,778,566
BorgWarner, Inc.	13,420		634,498
Ford Motor Co.	225,952		3,052,612
General Motors Co.	82,239		3,233,637
Tesla, Inc.	153,997	[a]	26,675,360
			35,374,673
Banks - 3.9%
Bank of America Corp.	400,444		14,207,753
Citigroup, Inc.	110,835		5,787,804
Citizens Financial Group, Inc.	28,146		1,219,285
Comerica, Inc.	7,275		533,330
Fifth Third Bancorp	39,658		1,439,189
First Republic Bank	10,589		1,491,778
Huntington Bancshares, Inc.	83,822		1,271,580
JPMorgan Chase & Co.	168,290		23,553,868
KeyCorp	52,515		1,007,763
M&T Bank Corp.	9,920		1,547,520
Regions Financial Corp.	53,860		1,267,864
Signature Bank	3,540		456,483
SVB Financial Group	3,439	[a]	1,040,091
The PNC Financial Services Group, Inc.	23,324		3,858,489
Truist Financial Corp.	76,062		3,756,702
U.S. Bancorp	77,028		3,835,994
Wells Fargo & Co.	218,624		10,246,907
Zions Bancorp NA	8,354		444,099
			76,966,499
Capital Goods - 5.8%
3M Co.	31,917		3,673,008
A.O. Smith Corp.	7,659		518,514
Allegion PLC	4,919		578,228
AMETEK, Inc.	13,027		1,887,873
Carrier Global Corp.	47,301		2,153,615
Caterpillar, Inc.	29,858		7,532,875
Cummins, Inc.	8,017		2,000,562
Deere & Co.	15,753		6,660,999
Dover Corp.	8,244		1,251,687
Eaton Corp.	22,721		3,685,573
Emerson Electric Co.	33,899		3,058,368
Fastenal Co.	33,353		1,685,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 5.8% (continued)
Fortive Corp.	20,637		1,403,935
Generac Holdings, Inc.	3,844	[a]	463,586
General Dynamics Corp.	12,883		3,002,512
General Electric Co.	62,438		5,025,010
Honeywell International, Inc.	38,574		8,041,908
Howmet Aerospace, Inc.	20,890		850,014
Huntington Ingalls Industries, Inc.	2,391		527,311
IDEX Corp.	4,311		1,033,260
Illinois Tool Works, Inc.	15,917		3,757,049
Ingersoll Rand, Inc.	23,236		1,301,216
Johnson Controls International PLC	39,449		2,744,467
L3Harris Technologies, Inc.	10,922		2,346,264
Lockheed Martin Corp.	13,365		6,191,470
Masco Corp.	13,253		705,060
Nordson Corp.	3,004		730,873
Northrop Grumman Corp.	8,328		3,731,277
Otis Worldwide Corp.	23,788		1,956,087
PACCAR, Inc.	19,904		2,175,706
Parker-Hannifin Corp.	7,350		2,396,100
Pentair PLC	9,594		531,316
Quanta Services, Inc.	8,154		1,240,957
Raytheon Technologies Corp.	84,343		8,421,649
Rockwell Automation, Inc.	6,538		1,843,912
Snap-on, Inc.	2,953		734,500
Stanley Black & Decker, Inc.	8,777		783,874
Textron, Inc.	11,757		856,497
The Boeing Company	32,123	[a]	6,842,199
Trane Technologies PLC	13,161		2,357,398
TransDigm Group, Inc.	2,951	[a]	2,118,080
United Rentals, Inc.	4,041		1,781,879
W.W. Grainger, Inc.	2,602		1,533,827
Westinghouse Air Brake Technologies Corp.	10,342		1,073,603
Xylem, Inc.	10,410		1,082,744
			114,272,836
Commercial & Professional Services - .8%
Cintas Corp.	4,981		2,210,269
Copart, Inc.	24,606	[a]	1,639,006
CoStar Group, Inc.	23,298	[a]	1,814,914
Equifax, Inc.	6,958		1,546,068
Jacobs Solutions, Inc.	7,392		913,282
Leidos Holdings, Inc.	7,788		769,766
Republic Services, Inc.	11,728		1,463,889
Robert Half International, Inc.	6,500		545,740

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Commercial & Professional Services - .8% (continued)
Rollins, Inc.	13,215		481,026
Verisk Analytics, Inc.	8,971		1,630,838
Waste Management, Inc.	21,382		3,308,437
			16,323,235
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	17,689		1,745,727
Garmin Ltd.	8,944		884,383
Hasbro, Inc.	7,493		443,361
Lennar Corp., Cl. A	14,819		1,517,466
Mohawk Industries, Inc.	2,847	[a]	341,811
Newell Brands, Inc.	19,922	[b]	317,955
NIKE, Inc., Cl. B	72,273		9,202,521
NVR, Inc.	169	[a]	890,630
PulteGroup, Inc.	12,848		730,923
Ralph Lauren Corp.	2,448	[b]	303,185
Tapestry, Inc.	13,298		605,990
VF Corp.	19,505		603,485
Whirlpool Corp.	3,044		473,616
			18,061,053
Consumer Services - 2.1%
Booking Holdings, Inc.	2,243	[a]	5,459,686
Caesars Entertainment, Inc.	12,568	[a]	654,290
Carnival Corp.	55,187	[a,b]	597,123
Chipotle Mexican Grill, Inc.	1,578	[a]	2,597,988
Darden Restaurants, Inc.	7,122		1,053,842
Domino's Pizza, Inc.	2,008		708,824
Expedia Group, Inc.	8,394	[a]	959,434
Hilton Worldwide Holdings, Inc.	15,423		2,237,723
Las Vegas Sands Corp.	18,683	[a]	1,102,297
Marriott International, Inc., Cl. A	15,559		2,710,067
McDonald's Corp.	42,022		11,236,683
MGM Resorts International	18,720		775,195
Norwegian Cruise Line Holdings Ltd.	23,855	[a]	362,835
Royal Caribbean Cruises Ltd.	12,441	[a]	807,919
Starbucks Corp.	65,860		7,187,960
Wynn Resorts Ltd.	5,843	[a,b]	605,569
Yum! Brands, Inc.	16,204		2,114,784
			41,172,219
Diversified Financials - 5.4%
American Express Co.	34,297		5,999,574
Ameriprise Financial, Inc.	6,122		2,143,435
Berkshire Hathaway, Inc., Cl. B	103,372	[a]	32,202,445
BlackRock, Inc.	8,611		6,537,557
Capital One Financial Corp.	21,955		2,612,645

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Diversified Financials - 5.4% (continued)
Cboe Global Markets, Inc.	6,064		745,144
CME Group, Inc.	20,631		3,644,672
Discover Financial Services	15,772		1,841,066
FactSet Research Systems, Inc.	2,139		904,669
Franklin Resources, Inc.	15,386	[b]	480,043
Intercontinental Exchange, Inc.	31,941		3,435,255
Invesco Ltd.	24,999		462,731
MarketAxess Holdings, Inc.	2,090		760,447
Moody's Corp.	9,075		2,928,956
Morgan Stanley	75,600		7,358,148
MSCI, Inc.	4,560		2,423,914
Nasdaq, Inc.	19,316		1,162,630
Northern Trust Corp.	11,726		1,137,070
Raymond James Financial, Inc.	11,022		1,242,951
S&P Global, Inc.	19,097		7,160,229
State Street Corp.	21,075		1,924,780
Synchrony Financial	26,054		956,963
T. Rowe Price Group, Inc.	12,662		1,474,743
The Bank of New York Mellon Corp.	42,607		2,154,636
The Charles Schwab Corp.	87,513		6,775,256
The Goldman Sachs Group, Inc.	19,425		7,105,859
			105,575,818
Energy - 5.0%
APA Corp.	19,040		844,043
Baker Hughes Co.	57,914		1,838,190
Chevron Corp.	102,066		17,761,525
ConocoPhillips	71,492		8,712,730
Coterra Energy, Inc.	44,375		1,110,706
Devon Energy Corp.	37,186		2,351,643
Diamondback Energy, Inc.	9,974		1,457,401
EOG Resources, Inc.	33,968		4,492,268
EQT Corp.	21,380		698,485
Exxon Mobil Corp.	236,283		27,411,191
Halliburton Co.	51,810		2,135,608
Hess Corp.	15,874		2,383,640
Kinder Morgan, Inc.	112,649		2,061,477
Marathon Oil Corp.	36,144		992,876
Marathon Petroleum Corp.	26,725		3,434,697
Occidental Petroleum Corp.	41,589		2,694,551
ONEOK, Inc.	25,809		1,767,400
Phillips 66	27,332		2,740,580
Pioneer Natural Resources Co.	13,660		3,146,581
Schlumberger Ltd.	81,777		4,659,653
Targa Resources Corp.	12,747		956,280

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 5.0% (continued)
The Williams Companies, Inc.	70,436		2,270,857
Valero Energy Corp.	22,022		3,083,741
			99,006,123
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	25,394		12,979,889
Sysco Corp.	29,028		2,248,509
The Kroger Company	36,902		1,646,936
Walgreens Boots Alliance, Inc.	41,243		1,520,217
Walmart, Inc.	80,978		11,650,305
			30,045,856
Food, Beverage & Tobacco - 3.5%
Altria Group, Inc.	102,175		4,601,962
Archer-Daniels-Midland Co.	31,698		2,626,179
Brown-Forman Corp., Cl. B	10,814		719,996
Campbell Soup Co.	11,789		612,203
Conagra Brands, Inc.	27,739		1,031,613
Constellation Brands, Inc., Cl. A	9,293		2,151,515
General Mills, Inc.	33,930		2,658,755
Hormel Foods Corp.	16,907		766,056
Kellogg Co.	14,717		1,009,292
Keurig Dr. Pepper, Inc.	49,373		1,741,879
Lamb Weston Holdings, Inc.	8,173		816,401
McCormick & Co.	14,687		1,103,287
Molson Coors Beverage Co., Cl. B	11,017		579,274
Mondelez International, Inc., Cl. A	78,134		5,113,089
Monster Beverage Corp.	21,845	[a]	2,273,628
PepsiCo, Inc.	79,045		13,518,276
Philip Morris International, Inc.	88,941		9,271,210
The Coca-Cola Company	223,304		13,693,001
The Hershey Company	8,403		1,887,314
The J.M. Smucker Company	6,262		956,834
The Kraft Heinz Company	45,045		1,825,674
Tyson Foods, Inc., Cl. A	16,292		1,071,199
			70,028,637
Health Care Equipment & Services - 6.1%
Abbott Laboratories	100,036		11,058,980
Align Technology, Inc.	4,271	[a]	1,152,017
AmerisourceBergen Corp.	9,193		1,553,249
Baxter International, Inc.	29,491		1,347,444
Becton, Dickinson and Co.	16,271		4,103,872
Boston Scientific Corp.	81,795	[a]	3,783,019
Cardinal Health, Inc.	14,818		1,144,690
Centene Corp.	32,746	[a]	2,496,555
Cigna Corp.	17,542		5,555,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 6.1% (continued)
CVS Health Corp.	75,252		6,638,731
DaVita, Inc.	3,169	[a]	261,094
Dentsply Sirona, Inc.	12,936		476,433
DexCom, Inc.	22,162	[a]	2,373,329
Edwards Lifesciences Corp.	35,398	[a]	2,715,027
Elevance Health, Inc.	13,691		6,845,363
GE HealthCare Technologies, Inc.	21,062	[a,b]	1,464,230
HCA Healthcare, Inc.	12,238		3,121,547
Henry Schein, Inc.	7,726	[a]	665,595
Hologic, Inc.	14,117	[a]	1,148,700
Humana, Inc.	7,227		3,698,056
IDEXX Laboratories, Inc.	4,812	[a]	2,312,166
Intuitive Surgical, Inc.	20,227	[a]	4,969,572
Laboratory Corp. of America Holdings	4,999		1,260,348
McKesson Corp.	8,200		3,105,176
Medtronic PLC	76,696		6,418,688
Molina Healthcare, Inc.	3,329	[a]	1,038,082
Quest Diagnostics, Inc.	6,748		1,001,943
ResMed, Inc.	8,498		1,940,688
Steris PLC	5,694		1,175,868
Stryker Corp.	19,431		4,931,782
Teleflex, Inc.	2,731		664,780
The Cooper Companies	2,763		964,094
UnitedHealth Group, Inc.	53,607		26,760,078
Universal Health Services, Inc., Cl. B	3,821		566,310
Zimmer Biomet Holdings, Inc.	12,086		1,539,031
			120,251,562
Household & Personal Products - 1.6%
Church & Dwight Co.	13,907		1,124,520
Colgate-Palmolive Co.	48,127		3,586,905
Kimberly-Clark Corp.	19,389		2,520,764
The Clorox Company	7,221		1,044,806
The Estee Lauder Companies, Cl. A	13,202		3,658,010
The Procter & Gamble Company	135,959		19,357,842
			31,292,847
Insurance - 2.4%
Aflac, Inc.	32,721		2,404,993
American International Group, Inc.	42,966		2,716,311
Aon PLC, Cl. A	11,962		3,812,050
Arch Capital Group Ltd.	21,679	[a]	1,395,044
Arthur J. Gallagher & Co.	12,114		2,370,952
Assurant, Inc.	3,051		404,532
Brown & Brown, Inc.	13,451		787,691
Chubb Ltd.	23,750		5,402,887

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Insurance - 2.4% (continued)
Cincinnati Financial Corp.	9,147		1,034,983
Everest Re Group Ltd.	2,183		763,373
Globe Life, Inc.	5,046		609,809
Lincoln National Corp.	9,397		332,936
Loews Corp.	11,133		684,457
Marsh & McLennan Cos.	28,639		5,009,247
MetLife, Inc.	38,113		2,783,011
Principal Financial Group, Inc.	13,159		1,217,865
Prudential Financial, Inc.	21,281		2,233,228
The Allstate Corp.	15,337		1,970,344
The Hartford Financial Services Group, Inc.	18,235		1,415,218
The Progressive Corp.	33,568		4,576,997
The Travelers Companies, Inc.	13,497		2,579,547
W.R. Berkley Corp.	11,675		818,885
Willis Towers Watson PLC	6,171		1,568,606
			46,892,966
Materials - 2.8%
Air Products & Chemicals, Inc.	12,718		4,076,246
Albemarle Corp.	6,682		1,880,649
Amcor PLC	85,161		1,027,042
Avery Dennison Corp.	4,785		906,470
Ball Corp.	18,753		1,092,175
Celanese Corp.	5,858	[a]	721,706
CF Industries Holdings, Inc.	11,142		943,727
Corteva, Inc.	40,644		2,619,506
Dow, Inc.	40,698		2,415,426
DuPont de Nemours, Inc.	28,345		2,096,113
Eastman Chemical Co.	6,811		600,526
Ecolab, Inc.	14,238		2,204,470
FMC Corp.	7,252		965,459
Freeport-McMoRan, Inc.	82,206		3,668,032
International Flavors & Fragrances, Inc.	14,465		1,626,734
International Paper Co.	20,169		843,468
Linde PLC	28,365		9,387,113
LyondellBasell Industries NV, Cl. A	14,480		1,400,071
Martin Marietta Materials, Inc.	3,619		1,301,537
Newmont Corp.	45,480		2,407,256
Nucor Corp.	14,836		2,507,581
Packaging Corp. of America	5,194		741,184
PPG Industries, Inc.	13,648		1,778,880
Sealed Air Corp.	7,853		430,030
Steel Dynamics, Inc.	8,731		1,053,308
The Mosaic Company	20,290		1,005,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 2.8% (continued)
The Sherwin-Williams Company	13,627		3,224,012
Vulcan Materials Co.	7,766		1,423,741
WestRock Co.	13,947		547,280
			54,894,909
Media & Entertainment - 6.6%
Activision Blizzard, Inc.	40,815	[a]	3,125,205
Alphabet, Inc., Cl. A	342,696	[a]	33,872,073
Alphabet, Inc., Cl. C	303,786	[a]	30,339,108
Charter Communications, Inc., Cl. A	6,212	[a]	2,387,334
Comcast Corp., Cl. A	247,510		9,739,518
DISH Network Corp., Cl. A	15,713	[a]	226,110
Electronic Arts, Inc.	14,838		1,909,354
Fox Corp., Cl. A	18,108	[a]	614,586
Fox Corp., Cl. B	8,667	[a]	274,744
Live Nation Entertainment, Inc.	8,270	[a]	665,652
Match Group, Inc.	16,582	[a]	897,418
Meta Platforms, Inc., Cl. A	129,016	[a]	19,219,514
Netflix, Inc.	25,533	[a]	9,035,107
News Corporation, Cl. A	23,170	[a]	469,424
News Corporation, Cl. B	5,460	[a]	111,602
Omnicom Group, Inc.	11,453		984,843
Paramount Global, Cl. B	29,711	[b]	688,107
Take-Two Interactive Software, Inc.	8,994	[a]	1,018,391
The Interpublic Group of Companies	22,301		813,094
The Walt Disney Company	104,596	[a]	11,347,620
Warner Bros Discovery, Inc.	123,866	[a]	1,835,694
			129,574,498
Pharmaceuticals Biotechnology & Life Sciences - 8.4%
AbbVie, Inc.	101,465		14,991,454
Agilent Technologies, Inc.	16,869		2,565,438
Amgen, Inc.	30,614		7,726,974
Biogen, Inc.	8,212	[a]	2,388,871
Bio-Rad Laboratories Inc., Cl. A	1,294	[a]	604,893
Bio-Techne Corp.	8,864		706,106
Bristol-Myers Squibb Co.	121,987		8,862,356
Catalent, Inc.	10,332	[a]	553,279
Charles River Laboratories International, Inc.	2,798	[a]	680,614
Danaher Corp.	37,590		9,938,044
Eli Lilly & Co.	45,248		15,572,099
Gilead Sciences, Inc.	71,884		6,033,943
Illumina, Inc.	8,916	[a]	1,909,807
Incyte Corp.	10,510	[a]	894,821
IQVIA Holdings, Inc.	10,592	[a]	2,429,911

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.4% (continued)
Johnson & Johnson	150,004		24,513,654
Merck & Co., Inc.	145,466		15,624,503
Mettler-Toledo International, Inc.	1,299	[a]	1,991,263
Moderna, Inc.	19,046	[a]	3,353,239
Organon & Co.	14,390		433,571
PerkinElmer, Inc.	7,217		992,554
Pfizer, Inc.	322,059		14,222,125
Regeneron Pharmaceuticals, Inc.	6,143	[a]	4,659,281
Thermo Fisher Scientific, Inc.	22,502		12,833,566
Vertex Pharmaceuticals, Inc.	14,681	[a]	4,743,431
Viatris, Inc.	67,183		816,945
Waters Corp.	3,400	[a]	1,117,172
West Pharmaceutical Services, Inc.	4,285		1,138,096
Zoetis, Inc.	26,587		4,399,883
			166,697,893
Real Estate - 2.8%
Alexandria Real Estate Equities, Inc.	8,548	[c]	1,374,006
American Tower Corp.	26,630	[c]	5,948,876
AvalonBay Communities, Inc.	7,952	[c]	1,411,003
Boston Properties, Inc.	8,556	[c]	637,764
Camden Property Trust	6,185	[c]	762,054
CBRE Group, Inc., Cl. A	17,886	[a]	1,529,432
Crown Castle, Inc.	24,821	[c]	3,676,238
Digital Realty Trust, Inc.	16,456	[c]	1,886,187
Equinix, Inc.	5,269	[c]	3,889,207
Equity Residential	19,619	[c]	1,248,749
Essex Property Trust, Inc.	3,784	[c]	855,449
Extra Space Storage, Inc.	7,657	[c]	1,208,504
Federal Realty Investment Trust	4,235	[c]	472,330
Healthpeak Properties, Inc.	30,864	[c]	848,143
Host Hotels & Resorts, Inc.	41,345	[c]	779,353
Invitation Homes, Inc.	33,887	[c]	1,101,327
Iron Mountain, Inc.	17,157	[c]	936,429
Kimco Realty Corp.	35,531	[c]	798,026
Mid-America Apartment Communities, Inc.	6,484	[c]	1,081,012
Prologis, Inc.	52,894	[c]	6,838,136
Public Storage	9,071	[c]	2,760,668
Realty Income Corp.	36,292	[c]	2,461,686
Regency Centers Corp.	8,808	[c]	586,877
SBA Communications Corp.	6,183	[c]	1,839,628
Simon Property Group, Inc.	18,583	[c]	2,387,172
UDR, Inc.	17,484	[c]	744,644

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 2.8% (continued)
Ventas, Inc.	23,077	[c]	1,195,619
VICI Properties, Inc.	54,795	[c]	1,872,893
Welltower, Inc.	27,277	[c]	2,046,866
Weyerhaeuser Co.	42,562	[c]	1,465,410
			54,643,688
Retailing - 5.7%
Advance Auto Parts, Inc.	3,494		532,066
Amazon.com, Inc.	509,220	[a]	52,515,859
AutoZone, Inc.	1,094	[a]	2,668,102
Bath & Body Works, Inc.	12,599		579,680
Best Buy Co.	11,327		1,004,931
CarMax, Inc.	8,875	[a,b]	625,244
Dollar General Corp.	13,045		3,047,312
Dollar Tree, Inc.	12,093	[a]	1,816,127
eBay, Inc.	30,661		1,517,719
Etsy, Inc.	7,067	[a]	972,278
Genuine Parts Co.	8,019		1,345,749
LKQ Corp.	14,809		873,139
Lowe's Cos.	35,612		7,416,199
O'Reilly Automotive, Inc.	3,606	[a]	2,857,214
Pool Corp.	2,278		878,420
Ross Stores, Inc.	20,127		2,378,810
Target Corp.	26,617		4,581,850
The Home Depot, Inc.	58,735		19,040,125
The TJX Companies	66,458		5,440,252
Tractor Supply Co.	6,264		1,428,129
Ulta Beauty, Inc.	2,961	[a]	1,521,836
			113,041,041
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.	93,117	[a]	6,997,743
Analog Devices, Inc.	29,410		5,042,933
Applied Materials, Inc.	49,228		5,488,430
Broadcom, Inc.	23,237		13,593,877
Enphase Energy, Inc.	7,886	[a]	1,745,803
First Solar, Inc.	5,562	[a]	987,811
Intel Corp.	236,743		6,690,357
KLA Corp.	8,144		3,196,357
Lam Research Corp.	7,784		3,892,778
Microchip Technology, Inc.	31,781		2,466,841
Micron Technology, Inc.	62,359		3,760,248
Monolithic Power Systems, Inc.	2,560		1,091,994
NVIDIA Corp.	142,862		27,910,949
NXP Semiconductors NV	14,799		2,727,604
ON Semiconductor Corp.	25,254	[a]	1,854,906

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Qorvo, Inc.	5,630	[a]	611,756
Qualcomm, Inc.	64,316		8,567,534
Skyworks Solutions, Inc.	8,925		978,805
SolarEdge Technologies, Inc.	3,302	[a]	1,053,767
Teradyne, Inc.	8,850		900,045
Texas Instruments, Inc.	52,071		9,227,502
			108,788,040
Software & Services - 12.7%
Accenture PLC, Cl. A	36,150		10,087,657
Adobe, Inc.	26,673	[a]	9,878,079
Akamai Technologies, Inc.	8,787	[a]	781,604
Ansys, Inc.	4,981	[a]	1,326,739
Autodesk, Inc.	12,298	[a]	2,646,038
Automatic Data Processing, Inc.	23,721		5,356,439
Broadridge Financial Solutions, Inc.	6,778		1,019,140
Cadence Design Systems, Inc.	15,626	[a]	2,856,902
Ceridian HCM Holding, Inc.	8,993	[a]	650,014
Cognizant Technology Solutions Corp., Cl. A	29,700		1,982,475
DXC Technology Co.	13,294	[a]	381,937
EPAM Systems, Inc.	3,266	[a]	1,086,435
Fidelity National Information Services, Inc.	34,315		2,574,998
Fiserv, Inc.	36,164	[a]	3,857,976
FLEETCOR Technologies, Inc.	4,268	[a]	891,201
Fortinet, Inc.	37,298	[a]	1,952,177
Gartner, Inc.	4,574	[a]	1,546,652
Gen Digital, Inc.	33,822		778,244
Global Payments, Inc.	15,496		1,746,709
International Business Machines Corp.	51,873		6,988,849
Intuit, Inc.	16,276		6,879,377
Jack Henry & Associates, Inc.	4,242		763,942
Mastercard, Inc., Cl. A	48,704		18,049,702
Microsoft Corp.	427,694		105,986,850
Oracle Corp.	88,173		7,799,784
Paychex, Inc.	18,533		2,147,233
Paycom Software, Inc.	2,747	[a]	889,863
PayPal Holdings, Inc.	65,202	[a]	5,313,311
PTC, Inc.	6,142	[a]	828,433
Roper Technologies, Inc.	6,144		2,621,952
Salesforce, Inc.	57,374	[a]	9,637,111
ServiceNow, Inc.	11,532	[a]	5,248,559
Synopsys, Inc.	8,746	[a]	3,093,897

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 12.7% (continued)
Tyler Technologies, Inc.	2,439	[a]	787,236
Verisign, Inc.	5,206	[a]	1,135,168
Visa, Inc., Cl. A	93,808	[b]	21,595,540
			251,168,223
Technology Hardware & Equipment - 8.0%
Amphenol Corp., Cl. A	34,188		2,727,177
Apple, Inc.	857,951		123,793,750
Arista Networks, Inc.	14,085	[a]	1,774,992
CDW Corp.	7,892		1,547,069
Cisco Systems, Inc.	235,576		11,465,484
Corning, Inc.	44,012		1,523,255
F5, Inc.	3,627	[a]	535,563
Hewlett Packard Enterprise Co.	72,796		1,174,199
HP, Inc.	50,985		1,485,703
Juniper Networks, Inc.	18,260		589,798
Keysight Technologies, Inc.	10,351	[a]	1,856,452
Motorola Solutions, Inc.	9,668		2,484,773
NetApp, Inc.	12,729		843,042
Seagate Technology Holdings PLC	10,506		712,097
TE Connectivity Ltd.	18,123		2,304,339
Teledyne Technologies, Inc.	2,643	[a]	1,121,319
Trimble, Inc.	13,697	[a]	795,248
Western Digital Corp.	18,708	[a]	822,217
Zebra Technologies Corp., Cl. A	2,866	[a]	906,172
			158,462,649
Telecommunication Services - 1.2%
AT&T, Inc.	408,905		8,329,395
Lumen Technologies, Inc.	53,418		280,445
T-Mobile US, Inc.	34,157	[a]	5,099,982
Verizon Communications, Inc.	240,961		10,016,749
			23,726,571
Transportation - 1.7%
Alaska Air Group, Inc.	7,750	[a]	397,885
American Airlines Group, Inc.	37,613	[a]	607,074
C.H. Robinson Worldwide, Inc.	6,447		645,796
CSX Corp.	121,207		3,747,720
Delta Air Lines, Inc.	37,482	[a]	1,465,546
Expeditors International of Washington, Inc.	9,150		989,573
FedEx Corp.	13,834		2,681,859
J.B. Hunt Transport Services, Inc.	4,694		887,401
Norfolk Southern Corp.	13,340		3,279,105
Old Dominion Freight Line, Inc.	5,235		1,744,511
Southwest Airlines Co.	33,991		1,215,858

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Transportation - 1.7% (continued)
Union Pacific Corp.		35,274		7,202,598
United Airlines Holdings, Inc.		18,303	[a]	896,115
United Parcel Service, Inc., Cl. B		41,873		7,756,136
				33,517,177
Utilities - 2.9%
Alliant Energy Corp.		14,836		801,589
Ameren Corp.		14,922		1,296,274
American Electric Power Co.		29,198		2,743,444
American Water Works Co.		10,490		1,641,580
Atmos Energy Corp.		8,065		947,960
CenterPoint Energy, Inc.		35,792		1,078,055
CMS Energy Corp.		16,578		1,047,564
Consolidated Edison, Inc.		20,529		1,956,619
Constellation Energy Corp.		18,873		1,610,999
Dominion Energy, Inc.		47,967		3,052,620
DTE Energy Co.		11,292		1,314,050
Duke Energy Corp.		44,338		4,542,428
Edison International		21,585		1,487,206
Entergy Corp.		11,507		1,245,978
Evergy, Inc.		12,872		806,431
Eversource Energy		19,889		1,637,461
Exelon Corp.		57,039		2,406,475
FirstEnergy Corp.		31,351		1,283,823
NextEra Energy, Inc.		114,012		8,508,716
NiSource, Inc.		23,675		656,981
NRG Energy, Inc.		13,543		463,441
PG&E Corp.		91,229	[a,b]	1,450,541
Pinnacle West Capital Corp.		6,640		495,012
PPL Corp.		43,245		1,280,052
Public Service Enterprise Group, Inc.		28,451		1,761,970
Sempra Energy		17,887		2,867,823
The AES Corp.		38,060		1,043,225
The Southern Company		62,163		4,207,192
WEC Energy Group, Inc.		18,286		1,718,701
Xcel Energy, Inc.		31,187		2,144,730
				57,498,940
Total Common Stocks (cost $433,610,220)				1,957,277,953
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,449,933)	4.41	15,449,933	[d]	15,449,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,092,942)	4.41	1,092,942	[d]	1,092,942
Total Investments (cost $450,153,095)		99.9%		1,973,820,828
Cash and Receivables (Net)		.1%		994,156
Net Assets		100.0%		1,974,814,984

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $27,313,001 and the value of the collateral was $27,751,628, consisting of cash collateral of $1,092,942 and U.S. Government & Agency securities valued at $26,658,686. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	89	3/17/2023	17,731,528	18,200,500	468,972
Gross Unrealized Appreciation				468,972

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,957,277,953	-	-	1,957,277,953
Investment Companies	16,542,875	-	-	16,542,875
Other Financial Instruments:
Futures††	468,972	-	-	468,972

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2023, accumulated net unrealized appreciation on investments was $1,523,667,733, consisting of $1,550,885,574 gross unrealized appreciation and $27,217,841 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.